ProShares Ultra TSLA Investment Risks - ProShares Ultra TSLA	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●TSLA Investing Risk – The Fund’s performance depends on the performance of TSLA. The price of TSLA can be affected by a number of factors. The Fund’s performance depends on the performance of TSLA. The price of TSLA can be affected by a number of factors. For example, TSLA’s performance is significantly influenced by both regional and global economic and trade conditions. Trade tensions between major economic powers have resulted in, or may result in, the imposition of tariffs, non-tariff trade barriers, sanctions, and export controls. Tesla, Inc.’s global operations expose it to complex and evolving regulatory, political, and economic conditions, particularly in key markets like China and Europe, where local compliance, infrastructure limitations, and protectionist policies may impact operations and competitiveness. Tesla, Inc. also faces unique risks associated with the electric vehicle industry, including limited product lines, markets, financial resources, and challenges in scaling production. Additionally, factors like rising material costs, wars, trade policies, natural disasters, health epidemics, and trade and shipping disruptions can impair Tesla, Inc.’s ability to supply products, reduce customer demand, and disrupt supply chains. Tesla, Inc. also faces rapid technological changes, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, cyberattacks, frequent new product and service introductions, and the potential for rapid product obsolescence. Government regulations, lawsuits, investigations, political and regulatory scrutiny, and liabilities further affect Tesla, Inc.’s operations and performance. In addition, TSLA’s brand and market performance are influenced by public perception, media scrutiny, and stakeholder confidence, which may be affected by external commentary, activism, or reputational events. Any of these factors may materially and adversely impact the price of TSLA, increase the volatility of an investment in TSLA and have a negative impact on the performance of the Fund.
TSLA Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Fund's performance depends on the performance of TSLA. The price of TSLA can be affected by a number of factors. For example, TSLA's performance is significantly influenced by both regional and global economic and trade conditions. Trade tensions between major economic powers have resulted in, or may result in, the imposition of tariffs, non-tariff trade barriers, sanctions, and export controls. Tesla, Inc.'s global operations expose it to complex and evolving regulatory, political, and economic conditions, particularly in key markets like China and Europe, where local compliance, infrastructure limitations, and protectionist policies may impact operations and competitiveness. Tesla, Inc. also faces unique risks associated with the electric vehicle industry, including limited product lines, markets, financial resources, and challenges in scaling production. Additionally, factors like rising material costs, wars, trade policies, natural disasters, health epidemics, and trade and shipping disruptions can impair Tesla, Inc.'s ability to supply products, reduce customer demand, and disrupt supply chains. Tesla, Inc. also faces rapid technological changes, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, cyberattacks, frequent new product and service introductions, and the potential for rapid product obsolescence. Government regulations, lawsuits, investigations, political and regulatory scrutiny, and liabilities further affect Tesla, Inc.'s operations and performance. In addition, TSLA's brand and market performance are influenced by public perception, media scrutiny, and stakeholder confidence, which may be affected by external commentary, activism, or reputational events.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of TSLA falls than a similar fund that does not use leverage. The use of such leverage increases the risk of a total loss of your investment. If TSLA approaches a 50% loss at any point in the day, you could lose your entire investment. Such losses are more likely in TSLA than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of TSLA rises.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of TSLA’s returns and TSLA’s volatility (how much the value of TSLA moves up and down from day-to-day) on your holding period return. TSLA’s volatility has a negative impact on Fund returns. During periods of higher volatility, TSLA’s volatility may affect the Fund’s returns as much as or more than the return of TSLA. The following table illustrates the impact of TSLA’s volatility and TSLA’s return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller TSLA price gains or losses and higher volatility in price of TSLA. Your return will tend to be better than the Daily Target when there are larger TSLA price gains or losses and lower volatility in the price of TSLA. You may lose money when the return on TSLA is flat (i.e., close to zero) and you may lose money when the price of TSLA falls. The table uses hypothetical annualized volatility in the price of TSLA and return on TSLA to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return on TSLA for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of TSLA. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual returns on TSLA return were -20%. However, as the table shows, with a one-year return on TSLA of -20% and an annualized volatility in the price of TSLA of 50%, the Fund could be expected to return -50.2%.Estimated Fund ReturnsTSLA PerformanceOne Year Volatility RateOneYearTSLATwo times(2x) theOne YearTSLA10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%Assumes: (a) no dividends paid with respect to TSLA; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. The borrowing/lending rates to obtain leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.TSLA’s annualized historical volatility rate for the five-year period ended May 31, 2025 was 63.87%. The highest May to May volatility rate during the five-year period was 72.88% (May 31, 2021). The annualized total return performance for the five-year period ended May 31, 2025 was 44.27%. Historical volatility and performance of TSLA are not indications of what TSLA’s volatility and performance will be in the future. For more information, including additional graphs and charts demonstrating the effects of TSLA’s volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of TSLA. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to TSLA is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to TSLA that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to TSLA consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to TSLA will cause the Fund’s performance to deviate from its investment objective. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if TSLA has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly volatile and concentrated like TSLA. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investmentobjective.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities like TSLA and other instruments correlated with TSLA may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which TSLA operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of May 31, 2025, TSLA is included in the Automobiles & Components industry group and, consequently, faces many of the same risks as other companies in that industry group..
Automobiles and Components Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Automobiles & Components Industry Risk — Companies in this industry may experience: cyclicality of revenues and earnings; labor relations and fluctuating component prices; significant capital expenditures in automotive technologies; and adverse effects from governmental policies, such as taxes, tariffs, duties, subsidies, and import and export restrictions.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., TSLA) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of TSLA should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to TSLA until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of TSLA.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of TSLA. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of TSLA, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on TSLA shares. A halt in trading of TSLA is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.